Commitments and contingencies - Additional Information (Detail) ¥ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2018 case	Dec. 31, 2021 USD ($) case	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Apr. 22, 2020 USD ($)
Loss Contingencies [Line Items]
Legal and litigation related expenses		$ 997,000				$ 1,955,000
Legal expense reversed				$ 1,217,000
Number of lawsuits pending | case		17
Legal and litigation related expenses		$ 973,000		1,640,000
Putative Shareholder Class Action [Member]
Loss Contingencies [Line Items]
Claims filed during the period | case	2
Pending Litigation [Member]
Loss Contingencies [Line Items]
Number of lawsuits pending | case		17
Aggregate amount of claimed damages		$ 1,700,000	¥ 10.9	1,900,000	¥ 13.3
Legal and litigation related expenses		$ 973,000		$ 1,640,000
Pending Litigation [Member] | Copyright Infringement [Member]
Loss Contingencies [Line Items]
Number of lawsuits pending							9